Shareholders' equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
We have 200,000,000 total authorized shares with 2,477,672 common shares issued and outstanding at December 31, 2024, and 2023, and a par value per share is KRW10,000.
19.1.    Changes in share capital
The following table represents common share, share capital and premium as follows (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2023	2,477,672	$21,198	$359,280	$380,478
Balance at December 31, 2023	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at December 31, 2024	2,477,672	$21,198	$359,280	$380,478